Summary of Significant Accounting Policies - Financial instruments at fair value on a recurring basis (Details) - Blade Urban Air Mobility [Member] - Commission Liability [Member ] - USD ($)
$ in Thousands
	Sep. 30, 2019	Sep. 30, 2018
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of liability	$ 73	$ 527
Measured on a recurring basis | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of liability	$ 73